LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
LEASES

NOTE 16 — LEASES

The Company and its subsidiaries are party to various office leases with terms expiring at different dates through December 2026. The amortizable life of the right-of-use (“ROU”) asset is limited by the expected lease term. Although certain leases include options to extend, the Company did not include these in the ROU asset or lease liability calculations because it is not reasonably certain that the options will be executed.

The table below shows the lease income and expenses recorded in the condensed consolidated statements of operations incurred during the three and six months ended June 30, 2022 and 2021.

		Three Months Ended June 30,		Six Months Ended June 30,
Lease costs	Classification	2022	2021	2022	2021
Operating lease costs	Selling, general and administrative expenses	$590,072	$664,315	$1,166,611	$1,410,843
Operating lease costs	Direct costs	—	—	—	60,861
Sublease income	Selling, general and administrative expenses	(76,568)	—	(121,983)	—
Net lease costs		$513,504	$664,315	$1,044,628	$1,471,704

During the three and six months ended June 30, 2022, the Company recorded an impairment of its ROU asset amounting to $98,857, related to the sublease of one of the Company’s subsidiaries’ offices, which was included in selling, general and administrative expenses in the condensed consolidated statements of operations.

Lease Payments

For the six months ended June 30, 2022 and 2021, the Company made payments in cash related to its operating leases in the amounts of $1,063,972 and $1,402,896, respectively.

Future maturities lease payments for operating leases for the remainder of 2022 and thereafter, were as follows:

2022	$1,009,668
2023	1,954,903
2024	1,824,908
2025	1,232,060
2026	940,982
Thereafter	—
Total lease payments	$6,962,521
Less: Imputed interest	(1,042,661)
Present value of lease liabilities	$5,919,860

As of June 30, 2022, the Company’s weighted average remaining lease term on its operating leases is 3.28 years and the Company’s weighted average discount rate is 7.64% related to its operating leases.

On July 18, 2022, the Company entered into an agreement to sublet 17,554 rentable square feet in Los Angeles, California at a base rent of $3.61 per rentable square foot. The term of the sublease commences on July 27, 2022 and expires on November 29, 2027 and allows for annual increases of 3% per annum throughout the term of the lease.

NOTE 26 — LEASES

The Company and its subsidiaries are party to various office leases with terms expiring at different dates through December 2026. The amortizable life of the right-of-use asset is limited by the expected lease term. Although certain leases include options to extend the Company did not include these in the right-of-use asset or lease liability calculations because it is not reasonably certain that the options will be executed.

The amortizable life of the right-of-use asset is limited by the expected lease term. Although certain leases include options to extend the Company did not include these in the right-of-use asset or lease liability calculations because it is not reasonably certain that the options will be executed.

	December 31,
	2021	2020
Assets
Right-of-use asset	$6,129,411	$7,106,279

Liabilities
Current
Lease liability	$1,600,107	$1,791,773

Noncurrent
Lease liability	$5,132,895	$5,964,275

Total lease liability	$6,733,002	$7,756,048

The table below shows the lease expenses recorded in the consolidated statements of operations incurred during year ended December 31, 2021 and 2020.

		December 31,
Lease costs	Classification	2021	2020
Operating lease costs	Selling, general and administrative expenses	$2,642,798	$2,234,988
Operating lease costs	Direct costs	60,861	231,410
Net lease costs		$2,703,659	$2,466,398

Lease Payments

For the year ended December 31, 2021 and 2020, the Company made cash payments related to its operating leases in the amount of $2,733,158 and $2,404,127, respectively.

Future minimum payments for operating leases in effect at December 31, 2021 were as follows:

2022	$2,073,241
2023	1,954,903
2024	1,824,908
2025	1,232,060
2026	940,989
Thereafter	—
Total	$8,026,101
Less: Imputed interest	(1,293,099)
Present value of lease liabilities	$6,733,002

As of December 31, 2021, the Company’s weighted average remaining lease terms on its operating lease is 3.78 years and the Company’s weighted average discount rate is 7.60% related to its operating leases.

Rent expense for the years ended December 31, 2021 and 2020 was $2,703,659 and $2,466,398, respectively.